Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total income	€ 21,087	€ 18,121	€ 30,418
Impairments	35	5	192
Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Total income	22,615	22,575	18,561
Operating expenses	12,121	11,564	11,199
Net Results IFRS-EU | Segments banking activities | Corporate Line
Disclosure of operating segments [line items]
Total income	378	450	84
Hyperinflationary accounting, income	(117)	(179)
Total income excl hyperinflationary impacts	134
Impairments	53
Operating expenses	€ 533	542	€ 535
Decrease in operating expenses (in percent)	1.70%
Hyperinflationary accounting, net profit (loss)	€ 35	48
Hyperinflation impact, restructuring costs	25
Hyperinflation impact, one-off CLA payment to staff	22
Provision for hyperinflationary impact	€ 21	€ 51